Taxes (Details) - Schedule of effective income tax rate reconciliation	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of effective income tax rate reconciliation [Abstract]
China Statutory income tax rate	25.00%	25.00%	25.00%
Losses in tax-exempted non-PRC entities	(7.70%)	4.90%
Change of valuation allowance	(15.40%)
Non-deductible expenses-permanent difference	1.00%		0.10%
Effective tax rate	2.90%	29.90%	25.10%